Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
The amounts have been reclassified to reflect the disposition of the ethanol plants being accounted for as discontinued operations.

Year Ended December 31, 2013	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

	(in thousands, except per share data)
General and administrative expenses:
Compensation expense	$(978)	$(786)	$(737)	$(5,606)
Other	(342)	(625)	(312)	(357)
Operating loss	(1,320)	(1,411)	(1,049)	(5,963)
Other income (expense)	1	—	—	(4)
Loss from continuing operations before income taxes	(1,319)	(1,411)	(1,049)	(5,967)
Income tax provision (benefit)	—	—	—	—
Loss from continuing operations	(1,319)	(1,411)	(1,049)	(5,967)
Discontinued operations:
Loss from discontinued operations	(4,009)	(3,326)	(4,080)	(470)
Loss on disposal of plants	—	—	—	(24,019)
Income tax provision (benefit)	—	—	—	—
Loss from discontinued operations	(4,009)	(3,326)	(4,080)	(24,489)
Net loss	(5,328)	(4,737)	(5,129)	(30,456)
Less: Net loss from continuing operations attributable to the noncontrolling interest	172	183	137	875
Less: Net loss from discontinued operations attributable to the noncontrolling interest	521	430	531	3,593
Net loss attributable to BioFuel Energy Corp. common stockholders	$(4,635)	$(4,124)	$(4,461)	$(25,988)
Amounts attributable to BioFuel Energy Corp.:
Loss from continuing operations	$(1,147)	$(1,228)	$(912)	$(5,092)
Loss from discontinued operations	(3,488)	(2,896)	(3,549)	(20,896)
Net loss attributable to BioFuel Energy Corp.	$(4,635)	$(4,124)	$(4,461)	$(25,988)

Basic and fully diluted loss per share attributable to BioFuel Energy Corp.:
Continuing operations	$(0.21)	$(0.23)	$(0.17)	$(0.95)
Discontinued operations	(0.66)	(0.54)	(0.67)	(3.88)
	$(0.87)	$(0.77)	$(0.84)	$(4.83)
Weighted average shares outstanding – basic and fully diluted	5,308	5,342	5,342	5,387

Year Ended December 31, 2012	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

	(in thousands, except per share data)
General and administrative expenses:
Compensation expense	$(1,332)	$(1,081)	$(1,065)	$(805)
Other	(510)	(569)	(367)	(361)
Operating loss	(1,842)	(1,650)	(1,432)	(1,166)
Other income (expense)	—	—	—	—
Loss from continuing operations before income taxes	(1,842)	(1,650)	(1,432)	(1,166)
Income tax provision (benefit)	—	—	—	—
Loss from continuing operations	(1,842)	(1,650)	(1,432)	(1,166)
Discontinued operations:
Loss from discontinued operations	(9,251)	(10,765)	(9,896)	(10,320)
Loss on disposal of plants	—	—	—	—
Income tax provision (benefit)	—	—	—	—
Loss from discontinued operations	(9,251)	(10,765)	(9,896)	(10,320)
Net loss	(11,093)	(12,415)	(11,328)	(11,486)
Less: Net loss from continuing operations attributable to the noncontrolling interest	280	244	189	149
Less: Net loss from discontinued operations attributable to the noncontrolling interest	1,405	1,589	1,309	1,314
Net loss attributable to BioFuel Energy Corp. common stockholders	$(9,408)	$(10,582)	$(9,830)	$(10,023)
Amounts attributable to BioFuel Energy Corp.:
Loss from continuing operations	$(1,562)	$(1,406)	$(1,243)	$(1,017)
Loss from discontinued operations	(7,846)	(9,176)	(8,587)	(9,006)
Net loss attributable to BioFuel Energy Corp.	$(9,408)	$(10,582)	$(9,830)	$(10,023)

Basic and fully diluted loss per share attributable to BioFuel Energy Corp.:
Continuing operations	$(0.30)	$(0.27)	$(0.24)	$(0.19)
Discontinued operations	(1.53)	(1.78)	(1.64)	(1.70)
	$(1.83)	$(2.05)	$(1.88)	$(1.89)
Weighted average shares outstanding – basic and fully diluted	5,140	5,167	5,224	5,300